Pension Plans And Other Post-Retirement Benefits (Components Of Net Periodic Benefit Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 4,920	$ 4,127	$ 4,008
Interest cost	12,728	12,052	11,386
Expected return on plan assets	(13,588)	(11,731)	(10,206)
Amortization of prior service cost	277	253	245
Amortization of actuarial loss	6,568	3,578	3,852
Settlement loss	304
Capitalized costs	(3,696)	(3,499)	(3,216)
Net periodic benefit cost	7,513	4,780	6,069
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,309	1,092	1,016
Interest cost	2,482	2,414	2,151
Expected return on plan assets	(1,950)	(1,689)	(1,540)
Amortization of transition obligation (asset)		104	104
Amortization of prior service cost	(299)	(268)	(268)
Amortization of actuarial loss	1,024	783	638
Amortization of regulatory asset	69	137	137
Settlement loss	90
Capitalized costs	(671)	(668)	(470)
Net periodic benefit cost	$ 2,054	$ 1,905	$ 1,768